THE KENWOOD FUNDS
                      CERTIFICATION PURSUANT TO RULE 497(J)

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

         Re:      The Kenwood Funds -- File Nos. 333-1171 and 811-7521

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned on behalf of The Kenwood Funds (the "Registrant") hereby certifies that the form of Prospectus and Statement of Additional Information, filed on September 1, 2000, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.



Dated:  September 5, 2000

The Kenwood Funds

By: /S/ SHELDON R. STEIN
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Sheldon R. Stein, Assistant Secretary